Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense under operating lease		$ 3.5	$ 4.1
Sublease income	$ 4.1	$ 4.1